OPTIONS (Details 1) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Exercise Price		$ 3.60
Exercise Price Four
Statement [Line Items]
Options Exercisable	17,000
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 23
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 1 month 6 days
Options Outstanding	17,000
Exercise Price Five
Statement [Line Items]
Options Exercisable	66,000
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 92
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 2 months 12 days
Options Outstanding	66,000
Exercise Price Six
Statement [Line Items]
Options Exercisable	666,000
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 918
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 4 months 24 days
Options Outstanding	666,000
Exercise Price Seven
Statement [Line Items]
Options Exercisable	500,000
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 689
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 6 months
Options Outstanding	500,000
Exercise Price Eight
Statement [Line Items]
Options Exercisable	241,000
Exercise Price	$ 3.87
Grant Date Fair Value Vested Amount	$ 686
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 10 months 24 days
Options Outstanding	241,000
Exercise Price Nine
Statement [Line Items]
Options Exercisable	167,000
Exercise Price	$ 3.68
Grant Date Fair Value Vested Amount	$ 455
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 10 months 24 days
Options Outstanding	167,000
Exercise Price Ten
Statement [Line Items]
Options Exercisable	0
Exercise Price	$ 5.20
Grant Date Fair Value Vested Amount	$ 54
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 2 months 12 days
Options Outstanding	16,000
Exercise Price Eleven
Statement [Line Items]
Options Exercisable	0
Exercise Price	$ 6.90
Grant Date Fair Value Vested Amount	$ 1,026
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 2 months 12 days
Options Outstanding	240,000
Exercise Price Twelve
Statement [Line Items]
Options Exercisable	175,000
Exercise Price	$ 2.04
Grant Date Fair Value Vested Amount	$ 1,590
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 6 months
Options Outstanding	1,640,000
Exercise Price Thirteen
Statement [Line Items]
Options Exercisable	0
Exercise Price	$ 2.25
Grant Date Fair Value Vested Amount	$ 84
Options Outstanding, Weighted Average Remaining Contractual Life	3 years
Options Outstanding	84,000
Exercise Price Fourteen
Statement [Line Items]
Options Exercisable	50,000
Exercise Price	$ 1.70
Grant Date Fair Value Vested Amount	$ 63
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 7 months 6 days
Options Outstanding	50,000
Exercise Price Fifteen
Statement [Line Items]
Options Exercisable	217,000
Exercise Price	$ 1.48
Grant Date Fair Value Vested Amount	$ 296
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 7 months 6 days
Options Outstanding	287,000
Exercise Price Sixteen
Statement [Line Items]
Options Exercisable	0
Exercise Price	$ 1.30
Grant Date Fair Value Vested Amount	$ 4
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 10 months 24 days
Options Outstanding	50,000
Exercise Price One
Statement [Line Items]
Options Exercisable	949,000
Exercise Price	$ 0.15	3.00
Grant Date Fair Value Vested Amount	$ 35
Options Outstanding, Weighted Average Remaining Contractual Life	2 years
Options Outstanding	949,000
Exercise Price Two
Statement [Line Items]
Options Exercisable	117,000
Exercise Price	$ 2.25	3.75
Grant Date Fair Value Vested Amount	$ 344
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 9 months 18 days
Options Outstanding	117,000
Exercise Price Three
Statement [Line Items]
Options Exercisable	317,000
Exercise Price	$ 2.25	$ 3.30
Grant Date Fair Value Vested Amount	$ 252
Options Outstanding, Weighted Average Remaining Contractual Life	3 years
Options Outstanding	317,000
Stock options
Statement [Line Items]
Options Outstanding	5,407,000
Options Exercisable	3,482,000
Exercise Price	$ 2.09
Grant Date Fair Value Vested Amount	$ 6,611
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 7 months 6 days
Options Outstanding	5,407	5,448